PROPERTY, PLANT AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	$ 4,135,977	$ 4,207,566
Translation differences	(107,600)	(126,978)
Acquisition of business (note 3)	1,257,038
Additions	456,354	406,869
Capitalized borrowing costs	563	1,759
Disposals / Consumptions	(31,679)	(21,656)
Transfers	(140)	(3,345)
Depreciation charge	(360,760)	(328,238)
Property, plant and equipment, ending balance	5,349,753	4,135,977
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	6,943,311	6,739,610
Property, plant and equipment, ending balance	8,307,571	6,943,311
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	(2,807,334)	(2,532,044)
Property, plant and equipment, ending balance	(2,957,818)	(2,807,334)
Land
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	528,991	528,435
Translation differences	(677)	(1,429)
Acquisition of business (note 3)	32,187
Additions	2,778	611
Capitalized borrowing costs	0	0
Disposals / Consumptions	(1,139)	(1,217)
Transfers	(98)	2,591
Depreciation charge	0	0
Property, plant and equipment, ending balance	562,042	528,991
Land | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	528,991	528,435
Property, plant and equipment, ending balance	562,042	528,991
Land | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	0	0
Property, plant and equipment, ending balance	0	0
Buildings and improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	1,051,515	1,004,832
Translation differences	(45,808)	(50,903)
Acquisition of business (note 3)	505,339
Additions	9,385	8,161
Capitalized borrowing costs	0	0
Disposals / Consumptions	(14,776)	(2,048)
Transfers	101,661	157,454
Depreciation charge	(73,880)	(65,981)
Property, plant and equipment, ending balance	1,533,436	1,051,515
Buildings and improvements | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	1,590,063	1,505,296
Property, plant and equipment, ending balance	2,096,959	1,590,063
Buildings and improvements | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	(538,548)	(500,464)
Property, plant and equipment, ending balance	(563,523)	(538,548)
Production equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	2,091,327	2,116,334
Translation differences	(42,248)	(38,985)
Acquisition of business (note 3)	602,654
Additions	84,035	1,539
Capitalized borrowing costs	0	0
Disposals / Consumptions	(167)	(265)
Transfers	174,321	266,704
Depreciation charge	(269,272)	(254,000)
Property, plant and equipment, ending balance	2,640,650	2,091,327
Production equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	4,238,201	4,066,687
Property, plant and equipment, ending balance	4,927,478	4,238,201
Production equipment | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	(2,146,874)	(1,950,353)
Property, plant and equipment, ending balance	(2,286,828)	(2,146,874)
Vehicles, furniture and fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	43,678	24,765
Translation differences	(1,188)	(1,516)
Acquisition of business (note 3)	4,102
Additions	2,307	5,908
Capitalized borrowing costs	0	0
Disposals / Consumptions	(922)	(1,234)
Transfers	13,501	30,617
Depreciation charge	(13,898)	(14,862)
Property, plant and equipment, ending balance	47,580	43,678
Vehicles, furniture and fixtures | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	165,590	95,202
Property, plant and equipment, ending balance	151,883	165,590
Vehicles, furniture and fixtures | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	(121,912)	(70,437)
Property, plant and equipment, ending balance	(104,303)	(121,912)
Work in progress
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	337,814	456,132
Translation differences	(13,982)	(29,336)
Acquisition of business (note 3)	80,878
Additions	341,575	371,575
Capitalized borrowing costs	563	1,759
Disposals / Consumptions	(612)	(660)
Transfers	(290,215)	(461,656)
Depreciation charge	0	0
Property, plant and equipment, ending balance	456,021	337,814
Work in progress | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	337,814	456,132
Property, plant and equipment, ending balance	456,021	337,814
Work in progress | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	0	0
Property, plant and equipment, ending balance	0	0
Spare parts
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	82,652	77,068
Translation differences	(3,697)	(4,809)
Acquisition of business (note 3)	31,878
Additions	16,274	19,075
Capitalized borrowing costs	0	0
Disposals / Consumptions	(14,063)	(16,232)
Transfers	690	945
Depreciation charge	(3,710)	6,605
Property, plant and equipment, ending balance	110,024	82,652
Spare parts | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	82,652	87,858
Property, plant and equipment, ending balance	113,188	82,652
Spare parts | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	0	(10,790)
Property, plant and equipment, ending balance	$ (3,164)	$ 0